Acquisitions, Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2016
Acquisitions, Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill balance
CHANGES IN GOODWILL BALANCES

			Dispositions,
			currency
	Balance at		exchange	Balance at
(In millions)	January 1, 2016	Acquisitions (a)	and other	March 31, 2016

Power	$16,736	$718	$(11)	$17,443
Renewable Energy	2,580	(87)	(34)	2,459
Oil & Gas	10,594	-	(28)	10,566
Energy Connections	6,227	63	1	6,291
Aviation	8,567	-	38	8,605
Healthcare	17,353	-	(23)	17,330
Transportation	851	-	12	863
Appliances & Lighting	214	-	35	249
Capital	2,370	-	-	2,370
Corporate	34	-	1	35
Total	$65,526	$694	$(9)	$66,212

(a) Indefinite-lived intangible assets principally comprise trademarks and in-process research and development.

Goodwill and other intangible assets
OTHER INTANGIBLE ASSETS - NET

(In millions)	March 31, 2016	December 31, 2015

Intangible assets subject to amortization	$16,790	$17,688
Indefinite-lived intangible assets(a)	100	109
Total	$16,890	$17,798

(a) Indefinite-lived intangible assets principally comprise trademarks and in-process research and development.

Intangible assets subject to amortization
INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

	March 31, 2016			December 31, 2015
	Gross			Gross
	carrying	Accumulated		carrying	Accumulated
(In millions)	amount	amortization	Net	amount	amortization	Net

Customer-related	$9,319	$(2,140)	$7,179	$9,758	$(2,113)	$7,645
Patents and technology	8,320	(3,209)	5,111	8,543	(3,096)	5,447
Capitalized software	7,391	(4,156)	3,235	7,375	(4,136)	3,239
Trademarks	1,264	(297)	967	1,337	(282)	1,055
Lease valuations	125	(32)	93	167	(22)	145
Present value of future profits(a)	659	(659)	-	651	(651)	-
All other	342	(137)	205	267	(108)	159
Total	$27,420	$(10,630)	$16,790	$28,098	$(10,408)	$17,688

(a) Balances at March 31, 2016 and December 31, 2015 reflect adjustments of $260 million and $266 million, respectively, to the present value of future profits in our run-off insurance operation to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.